Potomac Defensive Bull Fund
		Schedule of Investments
	September 30, 2025 (Unaudited)
Shares			Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity
1,105,270	Direxion Daily S&P 500 3X Bull Shares #		$ 234,206,713
2,095,597	ProShares UltraPro S&P 500 ETF #		233,638,110
			467,844,823
Fixed Income
7,527,697	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF #		379,546,483
8,556,843	iShares 0-3 Month Treasury Bond ETF *		861,674,090
			1,241,220,573
Total for Exchange Traded Funds (Cost - $1,702,953,176)			1,709,065,395	81.62%

MONEY MARKET FUNDS
223,486,603	Goldman Sachs Financial Square Government Fund		223,486,603	10.67%
	Institutional Class - 3.99% +

Total for Money Market Funds (Cost - $223,486,603)

	Total Investments (Cost - $1,926,439,779)		1,932,551,998	92.29%

	Other Assets in Excess of Liabilities		161,274,339	7.71%

	Net Assets		$2,093,826,337	100.00%

# Affiliated investment due to Fund holding more than 5% of outstanding shares during the quarter. See below.
* Additional Information, including current Prospectus and Annual Reports, is available at
https://www.ishares.com/us/library.
+ The rate shown represents the 7-day yield at September 30, 2025.

Potomac Defensive Bull Fund
	Schedule of Futures Contracts
	September 30, 2025 (Unaudited)
				Unrealized
	Number of Contracts	Expiration	Notional	Appreciation/
Description	Purchased/(Sold)	Date	Value	(Depreciation)

Index Futures Purchased
E-mini Standard & Poor's 500 Futures **	5,945	12/19/2025	$2,003,093,438	$ 7,010,136
Total	5,945		$2,003,093,438	$ 7,010,136

** Exchange Traded.

1.) AFFILIATED ISSUER TRANSACTIONS

When a Fund holds more than 5% of the outstanding shares of an investment, that investment is consider to be an affiliated investment of the Fund. During the quarter ended September, 2025, the Fund had the following transactions with affiliated companies:

	Bondbloxx
	Bloomberg
	Six Month Target
	Duration US
Security Name	Treasury ETF
Value as of June 30, 2025		$ 217,199,682
Purchases		161,723,018
Sales		-
Change in Unrealized Gain (Loss)		623,782
Realized Gain (Loss)		-
Value as of September 30, 2025		$ 379,546,482

Shares Balance as of September 30, 2025		7,527,697
Dividends		$ 2,896,442
Capital Gain Distributions		$ -

	Direxion Daily S&P
	500 3X Bull Shares
Security Name	ETF
Value as of June 30, 2025		$ 291,385,850
Purchases		779,883,715
Sales		(871,012,330)
Change in Unrealized Gain (Loss)		(12,110,233)
Realized Gain (Loss)		46,059,711
Value as of September 30, 2025		$ 234,206,713

Shares Balance as of September 30, 2025		1,105,270
Dividends		$ -
Capital Gain Distributions		$ -

	ProShares UltraPro
Security Name	S&P 500 ETF
Value as of June 30, 2025		$ 291,330,766
Purchases		780,096,248
Sales		(870,722,923)
Change in Unrealized Gain (Loss)		(12,454,187)
Realized Gain (Loss)		45,388,205
Value as of September 30, 2025		$ 233,638,110

Shares Balance as of September 30, 2025		2,095,597
Dividends		$ 451,656
Capital Gain Distributions		$ -